RECEIVABLES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable, recorded investment
Gross receivables	$ 12,373,149	$ 12,884,569	$ 13,504,713	$ 12,285,234	$ 10,854,596
Retail
Financing receivable, recorded investment
Gross receivables	8,422,464	8,745,923	8,669,831	8,480,893	7,363,384
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,710,279	4,866,060		4,750,422
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,285,267	2,386,558		2,265,690
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,198,091	1,254,335		1,239,703
Retail | Silver
Financing receivable, recorded investment
Gross receivables	196,116	207,682		199,575
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	32,711	31,288		25,503
Wholesale
Financing receivable, recorded investment
Gross receivables	3,950,685	4,138,646	$ 4,567,991	$ 3,573,524	$ 3,265,173
Wholesale | GradeA
Financing receivable, recorded investment
Gross receivables	1,687,122	2,117,160
Wholesale | GradeB
Financing receivable, recorded investment
Gross receivables	1,718,002	1,572,953
Wholesale | GradeC
Financing receivable, recorded investment
Gross receivables	389,098	315,825
Wholesale | GradeD
Financing receivable, recorded investment
Gross receivables	$ 156,463	$ 132,708